                                   LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND

                                            LOOMIS SAYLES CORE FIXED INCOME FUND

                                       LOOMIS SAYLES CORE PLUS FIXED INCOME FUND

                                                 LOOMIS SAYLES FIXED INCOME FUND

                                    LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
                          (FORMERLY, LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND)

                           LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

                                LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND



                     [LOGO] LOOMIS SAYLES INVESTMENT TRUST



                                                   PROSPECTUS . FEBRUARY 1, 2002
                                                    AS REVISED FEBRUARY 25, 2002

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

TABLE OF CONTENTS

RISK/RETURN SUMMARY                                                      1
 General Information                                                     1
 Loomis Sayles California Tax-Free Income Fund                           2
 Loomis Sayles Core Fixed Income Fund                                    4
 Loomis Sayles Core Plus Fixed Income Fund                               7
 Loomis Sayles Fixed Income Fund                                         9
 Loomis Sayles Institutional High Income Fund                           12
 Loomis Sayles Intermediate Duration Fixed Income Fund                  15
 Loomis Sayles Investment Grade Fixed Income Fund                       18
 Summary of Principal Risks                                             21

EXPENSES OF THE FUNDS                                                   25

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS   27

MANAGEMENT                                                              36
 Investment Adviser                                                     36
 Distribution Plan                                                      36
 Portfolio Managers                                                     36

GENERAL INFORMATION                                                     38
 Pricing                                                                38
 How to Purchase Shares                                                 38
 How to Redeem Shares                                                   40
 Dividends and Distributions                                            41
 Tax Consequences                                                       41

FINANCIAL HIGHLIGHTS                                                    44

APPENDIX A                                                              52

                                                  LOOMIS SAYLES INVESTMENT TRUST
RISK/RETURN SUMMARY

GENERAL INFORMATION

The following is a summary of certain key information about the Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this summary.

This Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks, and performance. Each Fund's summary pages include a short discussion of some of the principal risks of investing in each Fund. A further discussion of these and other principal risks begins after these summary pages.

More detailed descriptions of the Funds, including some of the additional risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information before you invest.

The Risk/Return Summary includes bar charts showing each Fund's annual returns and tables showing each Fund's average annual returns. The bar charts and tables provide an indication of the historical risk of an investment in each Fund by showing:
.. how the Fund's performance varied from year-to-year over the life of the
  Fund; and
.. how the Fund's average annual returns for one year, five years (if applicable), and over the life of the Fund compared to those of a broad-based securities market index.

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

You can lose money by investing in a Fund. A Fund may not achieve its objective and is not intended to be a complete investment program. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is to achieve as high a level of current income exempt from both federal income tax and California personal income tax as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities the income from which, in the opinion of issuer's counsel at the time of issuance, is exempt from federal income tax and California personal income tax ("California tax-exempt securities"). It is a fundamental policy of the Fund that, during periods of normal market conditions, at least 80% of its assets will be invested in California tax-exempt securities. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return on those investments.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund also may invest in U.S. Government securities, mortgage-backed securities, zero coupon securities, when-issued securities, repurchase agreements, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. state risk (the risk that the value of the Fund's investments will fall as a result of adverse changes in the California economy or in the ability of issuers of California tax-exempt securities to meet their obligations);
..  interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);
..  liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them);
..  leveraging risk (the risk that the Fund's use of leverage may cause its value to be volatile);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);

                                                  LOOMIS SAYLES INVESTMENT TRUST

..  tax risk (the risk that some or all of the interest the Fund receives might be or become taxable); and
.. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund./2/

                                    [CHART]

1996/1/          4.1%
1997/1/          7.3%
1998             5.8%
1999            (0.4)%
2000             6.7%
2001             4.6%


 The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 2.9% (third quarter, 1998), and the Fund's worst quarter was down 1.3% (second quarter, 1999).

PERFORMANCE TABLE The following table compares the performance of the Fund to the Lehman Brothers Five Year Municipal Bond Index, an index that tracks the performance of municipal bonds that have a maturity range of 4-6 years. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------
                                                                  Since
                                                                Inception
                                                1 Year 5 Years (6/1/95)/1/
--------------------------------------------------------------------------
LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND    4.6%   4.8%      5.0%
LEHMAN BROTHERS FIVE YEAR MUNICIPAL BOND INDEX   6.2%   5.4%      5.4%/3/

/1/The Fund was registered under the Investment Company Act of 1940 and commenced operations on June 1, 1995. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

/2/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

/3/Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2001.

LOOMIS SAYLES CORE FIXED INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities, although it may invest up to 10% of its assets in lower rated fixed income securities ("junk bonds"). The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

As a part of its investment approach, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Loomis Sayles also analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities.

The Fund also may invest in U.S. Government securities, mortgage-backed securities, asset-backed securities, real estate investment trusts, collateralized mortgage obligations, and Rule 144A securities.

                                                  LOOMIS SAYLES INVESTMENT TRUST

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
..  interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);
..  market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund./2/

                                    [CHART]

1997/1/          9.3%
1998             8.3%
1999            (2.2)%
2000             9.5%
2001             8.5%


 The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 4.4% (first quarter, 2001), and the Fund's worst quarter was down 1.3% (second quarter, 1999).

/1/The Fund was registered under the Investment Company Act of 1940 and commenced operations on April 24, 1996. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

/2/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

PERFORMANCE TABLE The following table compares the performance of the Fund to the Merrill Lynch Domestic Master Index, an index that tracks investment grade U.S. fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                           Since
                                                         Inception
                                         1 Year 5 Years (4/24/96)/1/
--------------------------------------------------------------------
LOOMIS SAYLES CORE FIXED INCOME FUND/2/   8.5%   6.6%       6.7%
MERRILL LYNCH DOMESTIC MASTER INDEX       8.3%   7.4%       7.6%/3/

/1/The Fund was registered under the Investment Company Act of 1940 and commenced operations on April 24, 1996. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

/2/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

/3/Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2001.

                                                  LOOMIS SAYLES INVESTMENT TRUST
LOOMIS SAYLES CORE PLUS FIXED INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 25% of its assets in lower rated fixed income securities ("junk bonds"). The Fund typically emphasizes current yield, in addition to undervalued issues and sectors, and generally focuses on relatively higher yielding fixed income securities. The Fund's weighted average duration generally is two to five years.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, yield, coupon rate, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

As part of its investment approach, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Loomis Sayles also analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities.

The Fund also may invest in U.S. Government securities, mortgage-backed securities, asset-backed securities, real estate investment trusts, collateralized mortgage obligations, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
..  interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
..  credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);
..  market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
..  management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses); and
..   foreign risk (the risk that the value of the Fund's investments will fall as a result of foreign political, social or economic changes).

PERFORMANCE No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

                                                  LOOMIS SAYLES INVESTMENT TRUST
LOOMIS SAYLES FIXED INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in fixed income securities. The Fund may invest up to 35% of its assets in lower rated fixed income securities ("junk bonds") and up to 20% of its assets in preferred stocks. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities.

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, when-issued securities, real estate investment trusts, Rule 144A securities, and convertible securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund./2/

                                    [CHART]

1996/1/              9.8%
1997/1/             13.4%
1998                 3.7%
1999                 3.8%
2000                 3.8%
2001                 4.7%




The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 5.8% (second quarter, 1997), and the Fund's worst quarter was down 4.4% (third quarter, 1998).

/1/The Fund was registered under the Investment Company Act of 1940 and commenced operations on January 17, 1995. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

/2/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

                                                  LOOMIS SAYLES INVESTMENT TRUST

PERFORMANCE TABLE The following table compares the performance of the Fund to the Lehman Brothers Government/Credit Bond Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

-------------------------------------------------------------------------
                                                                Since
                                                              Inception
                                              1 Year 5 Years (1/17/95)/1/
-------------------------------------------------------------------------
LOOMIS SAYLES FIXED INCOME FUND/2/             4.7%    5.8%      9.3%
LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX   8.5%    7.4%      8.1%/3/

/1/The Fund was registered under the Investment Company Act of 1940 and commenced operations on January 17, 1995. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

/2/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

/3/Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2001.

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
(FORMERLY, LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND)

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in lower rated fixed income securities ("junk bonds") and other securities that are expected to produce a relatively high level of income (including income producing preferred stocks and common stocks). The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in Canadian securities and up to 50% of its assets in other foreign securities, including emerging markets securities.

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, zero coupon securities, mortgage-backed securities, collateralized mortgage obligations, when-issued securities, real estate investment trusts, Rule 144A securities, and convertible securities.

                                                  LOOMIS SAYLES INVESTMENT TRUST

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);
.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
.. liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

Because the Fund invests in lower rated fixed income securities, your investment faces significantly more risk than other types of fixed income funds. For example, the Fund's returns may be more volatile than a fund that invests primarily in investment grade fixed income securities, such as the Loomis Sayles Investment Grade Fixed Income Fund.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund./2/ Until January 31, 2002, the Fund's name was the Loomis Sayles High Yield Fixed Income Fund.

                                    [CHART]

1997/1/          8.8%
1998            (8.9)%
1999            16.0%
2000            (5.7)%
2001             0.2%


The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 8.1% (third quarter, 1997), and the Fund's worst quarter was down 16.4% (third quarter, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund to the Merrill Lynch High Yield Master Index, an index that tracks the performance of lower-rated fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

------------------------------------------------------------------------
                                                                Since
                                                              Inception
                                              1 Year 5 Years (6/5/96)/1/
------------------------------------------------------------------------
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND   0.2%   1.7%      2.9%
MERRILL LYNCH HIGH YIELD MASTER INDEX          6.2%   4.0%      5.1%/3/

/1/The Fund was registered under the Investment Company Act of 1940 and commenced operations on June 5, 1996. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

/2/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

/3/Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2001.

                                                  LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is above-average total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities. The Fund's weighted average duration generally is two to five years.

The Fund will purchase only investment grade fixed income securities. In the event that the credit rating of a security held by the Fund falls below investment grade (or, in the case of an unrated security, Loomis Sayles determines that the quality of such security has fallen below investment grade), the Fund will not be obligated to dispose of the security and may continue to hold the security if Loomis Sayles believes the investment is appropriate.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities.

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, zero coupon securities, mortgage-backed securities, asset-backed securities, real estate investment trusts, Rule 144A securities, and convertible securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

Interest rate risk generally is greater for funds that invest in fixed income securities with relatively long durations, such as this Fund, than for funds that invest in fixed income securities with shorter durations.

BAR CHART The following bar chart shows the year-to-year changes in the performance of the Fund./1/

                                    [CHART]

1999             3.3%
2000             8.9%
2001            10.1%


The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 4.2% (first quarter, 2001), and the Fund's worst quarter performance was 0.0% (second quarter, 1999).

/1/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

                                                  LOOMIS SAYLES INVESTMENT TRUST

PERFORMANCE TABLE The following table compares the performance of the Fund to the Lehman Brothers Government/Credit Intermediate Bond Index, an index that tracks the performance of government and corporate fixed income securities with an average maturity of one to ten years. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

---------------------------------------------------------------------------
                                                                    Since
                                                                  Inception
                                                           1 Year (1/28/98)
---------------------------------------------------------------------------
LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND/1/   10.1%    6.4%
LEHMAN BROTHERS GOVERNMENT/CREDIT INTERMEDIATE BOND INDEX   9.0%    6.7%/2/

/1/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

/2/Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2001.

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

INVESTMENT OBJECTIVE The Fund's investment objective is above-average total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities, although it may invest up to 10% of its assets in lower rated fixed income securities ("junk bonds") and up to 10% of its assets in preferred stocks. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, the Fund will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities.

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, zero coupon securities, mortgage-backed securities, collateralized mortgage obligations, when-issued securities, real estate investment trusts, and Rule 144A securities.

                                                  LOOMIS SAYLES INVESTMENT TRUST

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

Interest rate risk generally is greater for funds, such as this Fund, that invest in fixed income securities with relatively long maturities than for funds that invest in fixed income securities with shorter maturities.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund./2/

                                    [CHART]

1995/1/          30.3%
1996/1/          10.9%
1997/1/          10.6%
1998              3.3%
1999              2.5%
2000              9.0%
2001              9.2%


The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 9.9% (second quarter, 1995), and the Fund's worst quarter was down 3.7% (third quarter, 1998).

/1/The Fund was registered under the Investment Company Act of 1940 and commenced operations on July 1, 1994. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

/2/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

PERFORMANCE TABLE The following table compares the performance of the Fund to the Lehman Brothers Government/Credit Bond Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

-------------------------------------------------------------------------------
                                                                       Since
                                                                     Inception
                                                     1 year 5 years (7/1/94)/1/
-------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND/2/   9.2%   6.9%      9.8%
LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX          8.5%   7.4%      7.9%/3/

/1/The Fund was registered under the Investment Company Act of 1940 and commenced operations on July 1, 1994. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

/2/The Fund's performance through December 31, 2001 benefited from Loomis
  Sayles' agreement to limit the Fund's expenses.

/3/Since inception data for the index covers the period from month-end prior to the Fund's inception date through December 31, 2001.

                                                  LOOMIS SAYLES INVESTMENT TRUST
SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a Fund's portfolio as a whole. Each Fund could be subject to additional principal risks because the types of investments made by each Fund can change over time.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investments in fixed income securities, such as bonds, notes, asset-backed securities, and other income producing securities. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Interest rate risk affects each of the Funds. Increases in interest rates may cause the value of a Fund's investments to decline.

Even funds that generally invest a significant portion of their assets in high quality fixed income securities, such as the Loomis Sayles Investment Grade Fixed Income Fund, are subject to interest rate risk. Interest rate risk is greater for funds that generally invest a significant portion of their assets in lower rated fixed income securities ("junk bonds") or comparable unrated securities, such as the Loomis Sayles Institutional High Income Fund.

Interest rate risk also is greater for funds that generally invest in fixed income securities with longer maturities or durations, such as the Loomis Sayles Core Plus Fixed Income Fund, the Loomis Sayles Intermediate Duration Fixed Income Fund and the Loomis Sayles Investment Grade Fixed Income Fund, than for funds that invest in fixed income securities with shorter maturities or durations.

Interest rate risk is compounded for funds that invest a significant portion of their assets in mortgage-related or other asset-backed securities. Each of the Funds may invest in mortgage-related securities and in asset-backed securities. The value of mortgage-related securities and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed income securities with lower interest rates.

The Funds also face increased interest rate risk when they invest in fixed income securities paying no current interest, such as zero coupon securities, principal-only securities, interest-only securities, and fixed income securities paying non-cash interest in the form of other fixed income securities.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for funds that typically invest a significant portion of their assets in lower rated fixed income securities ("junk bonds"), such as the Loomis Sayles Institutional High Income Fund. Lower rated fixed income securities generally have speculative elements or are predominately speculative credit risks.

Funds, such as the Loomis Sayles Institutional High Income Fund, that invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments.

Funds that invest a significant portion of their assets in foreign securities also are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

MARKET RISK

This is the risk that the value of a Fund's investments will change as the markets for fixed income securities fluctuate and that prices overall may decline.

FOREIGN RISK

This is the risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition,

                                                  LOOMIS SAYLES INVESTMENT TRUST

foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of a Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, a Fund that invests in foreign securities could lose its entire investment.

Funds that invest in emerging markets may face greater foreign risk since emerging markets countries may be more likely to experience political and economic instability.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund's investments to decline. Each of the Funds is subject to currency risk because it may invest in securities denominated in, or receiving revenues in, foreign currencies.

LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks generally are compounded. Since each of the Funds may create leverage by using investments such as repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money, each Fund faces this risk.

DERIVATIVES RISK

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, and swap transactions. The Funds may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Funds also may use derivatives to earn income, enhance yield, and broaden Fund diversification. This use of derivatives entails greater risk than using derivatives solely for hedging purposes. Funds that use derivatives also face additional risks, such as the credit risk of the other party to a derivative contract, the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities that involve substantial interest rate risk or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve a Fund's objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited a Fund.

STATE RISK

Because the Loomis Sayles California Tax-Free Income Fund invests primarily in California tax-exempt securities, the Fund's value may be affected by factors pertaining to the California economy and other factors affecting the ability of issuers of California tax-exempt securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in securities of issuers located in a number of different states. The ability of California state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. An expanded discussion of risks associated with the Fund and with California tax-exempt securities is contained in the Statement of Additional Information.

TAX RISK

The Loomis Sayles California Tax-Free Income Fund is subject to the risk that some or all of the interest it receives might become taxable by law or be determined by the Internal Revenue Service or the California state tax authority to be taxable. In this event, the value of the Fund's investments would likely fall, and some or all of the income distributions paid by the Fund might become taxable. In addition, some or all of the income distributions paid by the Fund may be subject to Federal alternative minimum tax.

                                                  LOOMIS SAYLES INVESTMENT TRUST
EXPENSES OF THE FUNDS

The following tables present the expenses that you would pay if you buy and hold shares of a Fund.

None of the Funds imposes a sales charge, a redemption fee, or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                               Total
                                                              Annual
                                                               Fund
                          Management Distribution  Other     Operating  Fee Waiver/      Net
Fund                         Fees    (12b-1) Fees Expenses   Expenses  Reimbursement* Expenses*
-----------------------------------------------------------------------------------------------
Loomis Sayles California
Tax-Free Income Fund        0.50%        none      0.74%       1.24%       0.59%        0.65%
-----------------------------------------------------------------------------------------------
Loomis Sayles Core Fixed
Income Fund**               0.30%        none      0.76%       1.06%       0.61%        0.45%
-----------------------------------------------------------------------------------------------
Loomis Sayles Core Plus
Fixed Income Fund           0.35%        none      0.83%***    1.18%       0.73%        0.45%
-----------------------------------------------------------------------------------------------
Loomis Sayles Fixed
Income Fund                 0.50%        none      0.18%       0.68%       0.03%        0.65%
-----------------------------------------------------------------------------------------------
Loomis Sayles
Institutional High
Income Fund                 0.60%        none      0.43%       1.03%       0.28%        0.75%
-----------------------------------------------------------------------------------------------
Loomis Sayles
Intermediate Duration
Fixed Income Fund**         0.30%        none      0.55%       0.85%       0.40%        0.45%
-----------------------------------------------------------------------------------------------
Loomis Sayles Investment
Grade Fixed Income Fund     0.40%        none      0.22%       0.62%       0.07%        0.55%
-----------------------------------------------------------------------------------------------

* Reflects Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2003.
** Expense information for the Core Fixed Income and Intermediate Duration Fixed Income Funds has been restated to reflect current fees.
*** "Other Expenses" for the Loomis Sayles Core Plus Fixed Income Fund has been estimated amount for the current fiscal year.

EXAMPLE

The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This example makes certain assumptions. It assumes that you invest $10,000 in a Fund for the time periods shown and then redeem all your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that your actual costs and returns may be higher or lower.

  Fund                                      1 year* 3 years* 5 years* 10 years*
-------------------------------------------------------------------------------
  Loomis Sayles California Tax-Free Income
   Fund                                       $66     $335     $624    $1,448
-------------------------------------------------------------------------------
  Loomis Sayles Core Fixed Income Fund        $46     $276     $525    $1,239
-------------------------------------------------------------------------------
  Loomis Sayles Core Plus Fixed Income
   Fund                                       $46     $302      N/A       N/A
-------------------------------------------------------------------------------
  Loomis Sayles Fixed Income Fund             $66     $215     $376    $  844
-------------------------------------------------------------------------------
  Loomis Sayles Institutional High Income
   Fund                                       $77     $300     $541    $1,234
-------------------------------------------------------------------------------
  Loomis Sayles Intermediate Duration
   Fixed Income Fund                          $46     $231     $432    $1,012
-------------------------------------------------------------------------------
  Loomis Sayles Investment Grade Fixed
   Income Fund                                $56     $191     $339    $  768
-------------------------------------------------------------------------------

 * Expenses shown for each Fund include the fee waiver/reimbursement for the first year of each period.

                                                  LOOMIS SAYLES INVESTMENT TRUST

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

This section provides more information on each Fund's investments and risk considerations. Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies and strategies may be changed without a vote of the Fund's shareholders.

Except where specifically noted elsewhere in this Prospectus, each of the Funds may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Funds, while others are secondary investment strategies for the Funds.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, each of the Funds may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of each Fund. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of your investment.

FIXED INCOME SECURITIES

Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

   INVESTMENT GRADE FIXED INCOME SECURITIES

   To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

   LOWER RATED FIXED INCOME SECURITIES

   A fixed income security will be considered a lower rated fixed income security ("junk bond") if it is of below investment grade quality. To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Therefore, lower rated fixed income securities are securities that, at the time a Fund acquires the security, none of the major rating agencies has rated in one of its top four rating categories, or unrated securities that Loomis Sayles has determined to be of comparable quality.

   Lower rated fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. A Fund's achievement of its investment objective may be more dependent on Loomis Sayles' own credit analysis than is the case with funds that invest in higher quality fixed income securities, such as the Loomis Sayles Investment Grade Fixed Income Fund. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower rated fixed income securities may be in poor standing or in default and typically have speculative characteristics.

   For more information about the ratings services' descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

                                                  LOOMIS SAYLES INVESTMENT TRUST


U.S. GOVERNMENT SECURITIES

U.S. Government securities have different kinds of government support. For example, some U.S. Government securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

Although U.S. Government securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government securities fluctuate as interest rates change. Yields on U.S. Government securities tend to be lower than those on corporate securities of comparable maturities.

Some U.S. Government securities, such as Government National Mortgage Association ("GNMA") certificates, are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

In addition to investing directly in U.S. Government securities, the Funds may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government securities. These investment instruments may be highly volatile.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks and their equivalents, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices.

ZERO COUPON SECURITIES

Zero coupon securities are fixed income securities that accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund that invests in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. The Fund thus may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities often is more volatile than that of other fixed income securities of comparable quality and maturity.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, such as GNMA certificates or securities issued by the Federal National Mortgage Association ("Fannie Mae"), differ from traditional fixed income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund

                                                  LOOMIS SAYLES INVESTMENT TRUST

purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities include interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to decline in value if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

COLLATERALIZED MORTGAGE OBLIGATIONS

A collateralized mortgage obligation (CMO) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by a Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund may have to reinvest the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

Through the use of trusts and special purpose corporations, automobile or credit card receivables may be securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes, or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund ordinarily will reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

WHEN-ISSUED SECURITIES

A when-issued security involves a Fund entering into a commitment to buy a security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the

                                                  LOOMIS SAYLES INVESTMENT TRUST

Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

CONVERTIBLE SECURITIES

Convertible securities include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. A Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities. A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by Loomis Sayles Investment Trust's trustees, that a particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

Securities of issuers organized or headquartered outside the United States are known as foreign securities. Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in

                                                  LOOMIS SAYLES INVESTMENT TRUST

foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected by changes in currency exchange rates, exchange control regulations, or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of a Fund's assets and the Fund's income available for distribution.

In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of foreign currency required to be converted into U.S. dollars will be greater than the equivalent amount in foreign currency of the expenses at the time they were incurred.

In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

REPURCHASE AGREEMENTS

In a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

MANAGEMENT

INVESTMENT ADVISER
The Board of Trustees of Loomis Sayles Investment Trust oversees each of the Funds and supervises the Funds' investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts 02111.

Loomis Sayles was founded in 1926 and is one of the country's oldest and largest investment firms. Loomis Sayles is responsible for making investment decisions for each Fund and for managing each Fund's other affairs and business, including providing executive and other personnel for the management of each Fund.

As previously described in the "Expenses of the Funds" section, each Fund pays Loomis Sayles a monthly investment advisory fee, also known as a management fee, for these services. These fees are expressed as a percentage of the Fund's average net assets:

  Fund                                  Management Fee
------------------------------------------------------
  Loomis Sayles California Tax-Free
  Income Fund                                0.50%
------------------------------------------------------
  Loomis Sayles Core Fixed Income Fund       0.30%
------------------------------------------------------
  Loomis Sayles Core Plus Fixed Income
  Fund                                       0.35%
------------------------------------------------------
  Loomis Sayles Fixed Income Fund            0.50%
------------------------------------------------------
  Loomis Sayles Institutional High
  Income Fund                                0.60%
------------------------------------------------------
  Loomis Sayles Intermediate Duration
  Fixed Income Fund                          0.30%
------------------------------------------------------
  Loomis Sayles Investment Grade Fixed
  Income Fund                                0.40%

Certain expenses incurred by each Fund would have been higher if not for Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2003.

DISTRIBUTION PLAN

Loomis Sayles Investment Trust (the "Trust") has entered into a distribution agreement with Loomis Sayles Distributors, L.P. Pursuant to this agreement, Loomis Sayles Distributors, L.P. serves as principal underwriter of the various funds of the Trust. Loomis Sayles Distributors, L.P. receives no fees under this agreement.

PORTFOLIO MANAGERS
The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below.

                                                  LOOMIS SAYLES INVESTMENT TRUST

Except as noted, each of these portfolio managers has been employed by Loomis Sayles for at least five years.

LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND Kent P. Newmark, Vice President and Director of Loomis Sayles and Vice President of Loomis Sayles Investment Trust, and Robert K. Payne, Vice President of Loomis Sayles and of Loomis Sayles Investment Trust, have served as portfolio managers of the Fund since its inception in 1995.

LOOMIS SAYLES CORE FIXED INCOME FUND Michael J. Millhouse, Executive Vice President and Director of Loomis Sayles and Vice President of Loomis Sayles Investment Trust, has served as portfolio manager of the Fund since 1999. Craig Smith, Vice President of Loomis Sayles and of Loomis Sayles Investment Trust, has served as portfolio manager since August 2000. Prior to joining Loomis Sayles in 1997, Mr. Smith was employed at Donaldson, Lufkin & Jenrette Securities Corporation.

LOOMIS SAYLES CORE PLUS FIXED INCOME FUND Curt A. Mitchell and Vice President of Loomis Sayles and of Loomis Sayles Investment Trust, has served as co-portfolio manager of the Fund since its inception in May 2001. Craig Smith has served as co-portfolio manager of the Fund since 2002. Peter W. Palfrey, Vice President of Loomis Sayles and of Loomis Sayles Investment Trust, was named co-manager of the Fund in August 2001. Prior to joining Loomis Sayles in 2001, Mr. Palfrey served as Vice President of Back Bay Advisors, L.P.

LOOMIS SAYLES FIXED INCOME FUND Daniel J. Fuss, Vice Chairman of Loomis Sayles and President of Loomis Sayles Investment Trust, has served as portfolio manager of the Fund since its inception in 1995.

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND Daniel J. Fuss has served as portfolio manager of the Fund since its inception in 1996.

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND Anthony J. Wilkins, Executive Vice President and Director of Loomis Sayles and Vice President of Loomis Sayles Investment Trust, has served as portfolio manager of the Fund since its inception in 1998.

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND Daniel J. Fuss has served as portfolio manager or co-portfolio manager of the Fund since its inception in 1994. Steven Kaseta, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since 2002.

GENERAL INFORMATION

PRICING

The price of each Fund's shares is based on its net asset value ("NAV"). The NAV per share of each Fund equals the total value of its assets, less its liabilities, divided by the number of outstanding shares. Shares are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the Exchange is open for trading.

Each Fund values its investments for which market quotations are readily available at market value. Each Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. Each Fund values all other investments and assets at fair value.

Each Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell shares. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these foreign investments may be valued at their fair value.

HOW TO PURCHASE SHARES

You can buy shares of each Fund by submitting a completed application form and payment to State Street Bank and Trust Company at the following address:

 State Street Bank and Trust Company
 P.O. Box 1978
 Boston, MA 02105
 Attention: Loomis Sayles Investment Trust

For an application form, or if you have questions, you may call Loomis Sayles at 888-226-9699.

Each Fund sells its shares at the NAV next calculated after State Street Bank and Trust Company receives a properly completed investment order. State Street Bank and Trust Company generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund's NAV on that day.

                                                  LOOMIS SAYLES INVESTMENT TRUST

Shares of each Fund may be purchased by (1) cash, (2) exchanging securities acceptable to Loomis Sayles, or (3) a combination of such methods.

All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. The Funds will not accept checks made payable to anyone other than State Street Bank and Trust Company (including checks made payable to you) or starter checks. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until it has cleared or has been in your account for 15 days.

After your account has been established, you may send subsequent investments directly to State Street Bank and Trust Company at the above address. Please include either the account identification slip detached from your account statement or a note containing the Fund's name, your account number and your name, address, telephone number, and social security number.

You also may wire subsequent investments by using the following wire instructions:

 State Street Bank and Trust Company
 Boston, MA 02101
 ABA No. 011000028
 DDA 4133-408-7
 Mutual Funds f/b/o Loomis Sayles Investment Trust
 (Name of Fund)
 (Your Name)
 (Your account number)

Your bank may charge a fee for transmitting funds by wire.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. In particular, a Fund will ordinarily reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market.

The minimum initial investment for the Loomis Sayles California Tax-Free Income Fund is $500,000. The minimum initial investment for the Loomis Sayles Fixed Income Fund, the Loomis Sayles Institutional High Income Fund, and the Loomis Sayles Investment Grade Fixed Income Fund is $3,000,000. The minimum initial investment for the Loomis Sayles Intermediate Duration Fixed Income Fund is $2,000,000. The minimum initial investment for the Loomis Sayles Core Fixed Income

Fund and the Loomis Sayles Core Plus Fixed Income Fund is $1,000,000. Each subsequent investment must be at least $50,000.

Loomis Sayles reserves the right to waive these minimums in its sole discretion.

HOW TO REDEEM SHARES

You can redeem shares of each Fund any day the New York Stock Exchange is open. If you are redeeming shares that you purchased within the past 15 days by check, your redemption will be delayed until your payment for the shares clears.

Your redemptions generally will be sent to you via first class mail on the business day after your request is received in good order. Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, the Funds reserve the right to redeem shares in kind.

You may make redemptions from each Fund by sending a written request that includes the name of the Fund, the exact name(s) in which the shares are registered, your address, telephone number, account number, social security number, and the number of shares or dollar amount to be redeemed to State Street Bank and Trust Company at the following address:

 State Street Bank and Trust Company
 P.O. Box 1978
 Boston, MA 02105
 Attention: Loomis Sayles Investment Trust

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

All owners of the shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity).

REDEMPTION BY THE FUNDS If you own fewer shares than the minimum set by the Trustees, each Fund may redeem your shares and send you the proceeds.

                                                  LOOMIS SAYLES INVESTMENT TRUST


DIVIDENDS AND DISTRIBUTIONS

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. The table below provides further information about each Fund's dividend policy.

  Fund                                  Dividend Policy
--------------------------------------------------------------------
  Loomis Sayles California Tax-Free     Generally, declares and pays
   Income Fund
  Loomis Sayles Core Plus Fixed Income  dividends monthly
   Fund
  Loomis Sayles Intermediate Duration
   Fixed Income Fund
  Loomis Sayles Investment Grade Fixed
   Income Fund
--------------------------------------------------------------------
  Loomis Sayles Core Fixed Income Fund  Generally, declares and pays
  Loomis Sayles Fixed Income Fund       dividends annually
  Loomis Sayles Institutional High
   Income Fund

Each Fund also distributes all of its net realized capital gains after applying any capital loss carryforwards. Any capital gains distributions normally are made annually in December, but may be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which each Fund declares or pays dividends.

You may choose to:

.. Reinvest all distributions in additional shares.
.. Have checks sent to the address of record for the amount of the distribution or have the distributions transferred through Automated Clearing House ("ACH") to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences. Because the Funds other than the Loomis Sayles California Tax-Free Income Fund are designed primarily for tax-exempt investors, such as pension plans, endowments, and foundations, such Funds are not managed with a view to reducing taxes. You should consult your tax adviser for more information on how an investment in a Fund will affect your own tax situation.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

The discussion below, to the extent relating to shareholder-level consequences, relates solely to taxable shareholders and does not relate to "exempt-interest dividends" paid by the Loomis Sayles California Tax-Free Income Fund, except as otherwise noted.

Distributions of investment income from each of the Funds are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the capital gains, rather than by how long you have owned your shares of the Fund. Dis- tributions of net short-term capital gains, which result from the sale of securities that a Fund had held for one year or less, less any net long-term capital losses, are taxable as ordinary income. Properly designated distributions of net long-term capital gains, which result from the sale of securities that a Fund had held for more than one year, less any net short-term capital losses, are taxable as long-term capital gains (generally, taxable at a maximum rate of 20%).

Distributions of income and capital gains are taxable whether you received them in cash or reinvested them in additional shares. If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is taxable, as described above.

A Fund's investment in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund's yield on those securities. You may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investment in foreign securities may increase or accelerate a Fund's recognition of income and may affect the timing or amount of a Fund's distributions.

In addition to income tax on a Fund's distributions, any gain that results if your shares are sold or redeemed generally is subject to income tax.

CERTAIN TAX CONSIDERATIONS FOR THE LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME
FUND

This section relates solely to an investment in the Loomis Sayles California Tax-Free Income Fund. If, at the end of each quarter of the Fund's taxable year, more than half of the value of the Fund's assets consists of California tax-exempt securities and other obligations the interest from which, when held by an individual, would be exempt from California personal income tax, the Fund will qualify to pay "exempt-interest dividends" that may be excluded from your gross income on your federal income tax return and

                                                  LOOMIS SAYLES INVESTMENT TRUST

your California personal income tax return. If you receive social security or railroad retirement benefits, however, you may be subject to federal income tax (but not California personal income tax) on a portion of those benefits as a result of receiving tax-exempt income. Tax-exempt income also may be taken into account for the federal alternative minimum tax [and for liability for California franchise or corporation income tax for corporate shareholders subject to such tax.

The Fund may at times purchase California tax-exempt securities at a discount from the price at which they were originally issued. For federal income tax purposes and California personal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable to you as such when it is distributed to you.

If you incur or continue indebtedness to purchase or carry shares of the Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to you that is exempt-interest dividends, is not deductible for federal income tax purposes. Furthermore, none of that interest is deductible for California personal income tax purposes. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, federal and state taxing authorities may consider the purchase of shares to have been made with borrowed funds, even though such funds are not directly traceable to the purchase of shares.

Some of the Fund's investments may produce taxable income. Distributions of taxable income will be taxable to you as ordinary income, except that any distributions designated by the Fund as deriving from net gains on securities held for more than one year (capital gain dividends) will be taxable to you as long-term capital gains (taxable at a maximum rate of 20%), regardless of how long you have held your shares in the Fund.

If at least 95% of the Fund's dividends are designated as exempt-interest dividends, federal backup withholding rules do not apply with respect to such dividends. See the Statement of Additional Information for more information on backup withholding and other tax rules.

You should consult your tax adviser for more information on how an investment in the Fund affects your own tax situation, including possible foreign, state and local taxes.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns represent the rate that you would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are included in the Funds' annual reports to shareholders, which are available free of charge by calling 888-226-9699.

                                                  LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND

                                              Fiscal Year Ended
                          -------------------------------------------------------------
                          Sept. 30,    Sept. 30, Sept. 30, Sept. 30, Dec. 31,  Dec. 31,
                               2001         2000      1999     1998*     1997      1996
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $ 10.18      $ 10.18   $ 10.59   $ 10.41  $ 10.19   $ 10.23
                           -------      -------   -------   -------  -------   -------
Income from investment
 operations--
 Net investment income
  (loss)                      0.46****     0.47      0.47      0.35     0.47      0.46
 Net realized and
  unrealized gains
  (losses) on
  investments                 0.19        (0.02)    (0.41)     0.19     0.25     (0.04)
                           -------      -------   -------   -------  -------   -------
 Total from investment
  operations                  0.65         0.45      0.06      0.54     0.72      0.42
                           -------      -------   -------   -------  -------   -------
Less distributions--
 Dividends from net
  investment income          (0.42)       (0.43)    (0.47)    (0.36)   (0.47)    (0.45)
 Distributions from net
  realized capital gains      0.00        (0.02)     0.00      0.00    (0.03)    (0.01)
                           -------      -------   -------   -------  -------   -------
 Total distributions         (0.42)       (0.45)    (0.47)    (0.36)   (0.50)    (0.46)
                           -------      -------   -------   -------  -------   -------
Net asset value, end of
 period                    $ 10.41       $10.18   $ 10.18   $ 10.59  $ 10.41   $ 10.19
                           =======      =======   =======   =======  =======   =======
Total return (%)**             6.5          4.6       0.6       5.3+     7.3       4.1
Net assets, end of
 period (000)              $17,326      $15,294   $18,672   $19,618  $16,822   $13,460
Ratio of operating
 expenses to average net
 assets (%)***                0.65         0.65      0.65    0.65++     0.65      0.65
Ratio of net investment
 income (loss) to
 average net assets (%)       4.48         4.63      4.50    4.55++     4.62      4.58
Portfolio turnover rate
 (%)                            21            3        14       12+       24        18
Without giving effect to
 the expense
 limitations:
 Ratio of expenses to
  average net assets
  would have been (%)         1.24         1.16      1.19    1.33++     1.41      1.26

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
**** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
+     Periods less than one year are not annualized.
++    Annualized for periods less than one year.

LOOMIS SAYLES CORE FIXED INCOME FUND

                                         Fiscal Year Ended
                          ---------------------------------------------------
                          Sept. 30,  Sept. 30,  Sept. 30, Sept. 30,  Dec. 31,  April 24** to
                               2001       2000       1999     1998*      1997  Dec. 31, 1996
--------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $ 10.51    $ 10.55    $ 11.49   $ 10.66   $ 10.14      $ 10.00
                           -------    -------    -------   -------   -------      -------
Income from investment
 operations--
 Net investment income
  (loss)                      0.71##     0.69##     0.61      0.50      0.39         0.40
 Net realized and
  unrealized gains
  (losses) on
  investments                 0.47      (0.12)     (0.76)     0.33      0.55         0.13
                           -------    -------    -------   -------   -------      -------
 Total from investment
  operations                  1.18       0.57      (0.15)     0.83      0.94         0.53
                           -------    -------    -------   -------   -------      -------
Less distributions--
 Dividends from net
  investment income          (0.89)     (0.61)     (0.64)     0.00     (0.39)       (0.39)
 Distributions from net
  realized capital gains      0.00       0.00      (0.15)     0.00#    (0.03)        0.00
                           -------    -------    -------   -------   -------      -------
 Total distributions         (0.89)     (0.61)     (0.79)     0.00     (0.42)       (0.39)
                           -------    -------    -------   -------   -------      -------
Net asset value, end of
 period                    $ 10.80    $ 10.51    $ 10.55   $ 11.49   $ 10.66      $ 10.14
                           =======    =======    =======   =======   =======      =======
Total return (%)***           11.9        5.8       (1.4)      7.8+      9.2          5.3+
Net assets, end of
 period (000)              $16,476    $16,107    $22,584   $19,341   $16,110      $ 6,271
Ratio of operating
 expenses to average net
 assets (%)****               0.47       0.53       0.65      0.65++    0.65         0.65++
Ratio of net investment
 income (loss) to
 average net assets (%)       6.78       6.74       6.14      6.08++    6.34         6.21++
Portfolio turnover rate
 (%)                            85         69         29        45+       59           34+
Without giving effect to
 the expense
 limitations:
 Ratio of expenses to
  average net assets
  would have been (%)         1.08       0.90       1.15      1.27++    1.80         1.46++

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**   Commencement of operations on April 24, 1996.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.
#    Amount is less than $0.01 per share.
## Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

                                                  LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES CORE PLUS FIXED INCOME FUND

                                                                 June 18* to
                                                                   Sept. 30,
                                                                        2001
----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.00
                                                                   -------
Income from investment operations--
 Net investment income (loss)                                         0.20#
 Net realized and unrealized gains (losses) on investments            0.10
                                                                   -------
 Total from investment operations                                     0.30
                                                                   -------
Net asset value, end of period                                     $ 10.30
                                                                   =======
Total return (%)**                                                     3.0+
Net assets, end of period (000)                                    $39,514
Ratio of operating expenses to average net assets (%)***              0.45++
Ratio of net investment income (loss) to average net assets (%)       6.80++
Portfolio turnover rate (%)                                             21+
Without giving effect to the expense limitations:
 Ratio of expenses to average net assets would have been (%)          1.18++

*     Commencement of operations on June 18, 2001.
** Total return would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
+     Periods less than one year are not annualized.
++    Annualized for periods less than one year.
# Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES FIXED INCOME FUND

                                              Fiscal Year Ended
                          ---------------------------------------------------------------
                          Sept. 30,  Sept. 30,  Sept. 30,  Sept. 30,   Dec. 31,  Dec. 31,
                               2001       2000       1999      1998*       1997      1996
-----------------------------------------------------------------------------------------
Net asset value,
 beginning of period      $  11.95   $  12.09   $  12.47   $  12.59    $  12.08  $ 12.08
                          --------   --------   --------   --------    --------  -------
Income from investment
 operations--
 Net investment income
  (loss)                      0.96#      0.99#      0.97       0.57        0.72     0.91
 Net realized and
  unrealized gains
  (losses) on
  investments                (0.78)     (0.30)     (0.27)     (0.62)       0.89     0.27
                          --------   --------   --------   --------    --------  -------
 Total from investment
  operations                  0.18       0.69       0.70      (0.05)       1.61     1.18
                          --------   --------   --------   --------    --------  -------
Less distributions--
 Dividends from net
  investment income          (0.90)     (0.83)     (0.82)      0.00       (0.75)   (0.90)
 Distributions from net
  realized capital gains      0.00       0.00      (0.26)     (0.07)      (0.35)   (0.28)
                          --------   --------   --------   --------    --------  -------
 Total distributions         (0.90)     (0.83)     (1.08)     (0.07)      (1.10)   (1.18)
                          --------   --------   --------   --------    --------  -------
Net asset value, end of
 period                   $  11.23   $  11.95   $  12.09   $  12.47    $  12.59  $ 12.08
                          ========   ========   ========   ========    ========  =======
Total return (%)**             1.6        5.9        5.8       (0.4)+      13.4      9.8
Net assets, end of
 period (000)             $420,091   $427,730   $298,007   $248,329    $173,048  $91,746
Ratio of operating
 expenses to average net
 assets (%)***                0.65       0.63       0.64       0.65++      0.65     0.62
Ratio of net investment
 income (loss) to
 average net assets (%)       8.39       8.34       8.30       7.37++      7.56     7.97
Portfolio turnover rate
 (%)                            24         19         22         31+         41       90
Without giving effect to
 the expense
 limitations:
 Ratio of expenses to
  average net assets
  would have been (%)         0.68       0.63       0.64       0.68++      0.70     0.62

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
+     Periods less than one year are not annualized.
++    Annualized for periods less than one year.
# Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

                                                  LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

                                         Fiscal Year Ended
                          -------------------------------------------------
                          Sept. 30, Sept. 30, Sept. 30, Sept. 30,  Dec. 31,    June 5** to
                               2001      2000      1999     1998*      1997  Dec. 31, 1996
------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $  8.33   $  8.40   $  8.41   $ 10.04   $ 10.16      $10.00
                           -------   -------   -------   -------   -------      ------
Income from investment
 operations--
 Net investment income
  (loss)                      0.91#     0.94#     0.95      0.77      0.70        0.56
 Net realized and
  unrealized gains
  (losses) on
  investments                (1.93)    (0.11)     0.35     (2.31)     0.20        0.21
                           -------   -------   -------   -------   -------      ------
 Total from investment
  operations                 (1.02)     0.83      1.30     (1.54)     0.90        0.77
                           -------   -------   -------   -------   -------      ------
Less distributions--
 Dividends from net
  investment income          (0.81)    (0.90)    (1.07)     0.00     (0.71)      (0.56)
 Distributions from net
  realized capital gains      0.00      0.00     (0.24)    (0.09)    (0.31)      (0.05)
                           -------   -------   -------   -------   -------      ------
 Total distributions         (0.81)    (0.90)    (1.31)    (0.09)    (1.02)      (0.61)
                           -------   -------   -------   -------   -------      ------
Net asset value, end of
 period                    $  6.50   $  8.33   $  8.40   $  8.41   $ 10.04      $10.16
                           =======   =======   =======   =======   =======      ======
Total return (%)***          (12.6)     10.2      16.8     (15.5)+     8.8         7.7+
Net assets, end of
 period (000)              $31,972   $39,619   $25,484   $28,742   $28,872      $3,100
Ratio of operating
 expenses to average net
 assets (%)****               0.75      0.75      0.75      0.75++    0.75        0.75++
Ratio of net investment
 income (loss) to
 average net assets (%)      12.64     11.22     12.22     10.69++    8.82        9.42++
Portfolio turnover rate
 (%)                            43        28        57        39+       94           9+
Without giving effect to
 the expense
 limitations:
 Ratio of expenses to
  average net assets
  would have been (%)         1.03      1.03      1.15      1.12++    1.17        2.73++

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**    Commencement of operations on June 5, 1996.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
+     Periods less than one year are not annualized.
++    Annualized for periods less than one year.
# Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

                                         Fiscal Year Ended
                                   -----------------------------
                                   Sept. 30, Sept. 30, Sept. 30,    Jan. 28* to
                                        2001      2000      1999 Sept. 30, 1998
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $  9.55   $  9.53   $  9.87     $ 10.00
                                    -------   -------   -------     -------
Income from investment
 operations--
 Net investment income (loss)          0.64#     0.62      0.61        0.41
 Net realized and unrealized gains
  (losses) on investments              0.57      0.01     (0.26)      (0.22)
                                    -------   -------   -------     -------
 Total from investment operations      1.21      0.63      0.35        0.19
                                    -------   -------   -------     -------
Less distributions--
 Dividends from net investment
  income                              (0.63)    (0.61)    (0.69)      (0.32)
                                    -------   -------   -------     -------
Net asset value, end of period      $ 10.13   $  9.55   $  9.53     $  9.87
                                    =======   =======   =======     =======
Total return (%)**                     13.0       6.9       3.6         1.9+
Net assets, end of period (000)     $23,568   $20,580   $14,371     $11,054
Ratio of operating expenses to
 average net assets (%)***             0.48      0.55      0.55        0.55++
Ratio of net investment income
 (loss) to average net assets (%)      6.48      6.65      6.27        6.05++
Portfolio turnover rate (%)              19        20        35          74+
Without giving effect to the
 expense limitations:
 Ratio of expenses to average net
  assets would have been (%)           0.89      0.99      1.18        1.33++

*    Commencement of operations on January 28, 1998.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.
# Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

                                                  LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

                                                         Fiscal Year Ended
                                     ----------------------------------------------------------------
                                     Sept. 30,  Sept. 30,   Sept. 30,  Sept. 30,   Dec. 31,  Dec. 31,
                                          2001       2000        1999      1998*       1997      1996
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $  11.00   $  11.02    $  11.42   $  12.06    $ 11.81   $ 11.56
                                     --------   --------    --------   --------    -------   -------
Income from investment operations--
 Net investment income (loss)            0.81#      0.82        0.81       0.61       0.83      0.80
 Net realized and unrealized gains
  (losses) on investments                0.15       0.00**     (0.27)     (0.60)      0.37      0.40
                                     --------   --------    --------   --------    -------   -------
 Total from investment operations        0.96       0.82        0.54       0.01       1.20      1.20
                                     --------   --------    --------   --------    -------   -------
Less distributions--
 Dividends from net investment
  income                                (0.79)     (0.79)      (0.82)     (0.63)     (0.81)    (0.79)
 Distributions from net realized
  capital gains                         (0.01)     (0.05)      (0.12)     (0.02)     (0.14)    (0.16)
                                     --------   --------    --------   --------    -------   -------
 Total distributions                    (0.80)     (0.84)      (0.94)     (0.65)     (0.95)    (0.95)
                                     --------   --------    --------   --------    -------   -------
Net asset value, end of period       $  11.16   $  11.00    $  11.02   $  11.42    $ 12.06   $ 11.81
                                     ========   ========    ========   ========    =======   =======
Total return (%)***                       9.0        7.7         4.8        0.0+      10.6      10.9
Net assets, end of period (000)      $148,168   $153,412    $146,757   $119,084    $82,964   $51,752
Ratio of operating expenses to
 average net assets (%)****              0.55       0.55        0.55       0.55++     0.55      0.55
Ratio of net investment income
 (loss) to average net assets (%)        7.25       7.45        7.15       6.85++     6.97      7.27
Portfolio turnover rate (%)                14         18          18         31+        58        74
Without giving effect to the
 expense limitations:
 Ratio of expenses to average net
  assets would have been (%)             0.62       0.58        0.59       0.65++     0.69      0.70

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**   Amount is less than $0.01 per share.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.
# Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY STANDARD & POOR'S AND MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is less vulnerable to nonpayment that other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                                                  LOOMIS SAYLES INVESTMENT TRUST

CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations liked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                  LOOMIS SAYLES INVESTMENT TRUST

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

FOR MORE INFORMATION ABOUT THE FUNDS:

The Funds' statement of additional information (SAI) and annual and semi-annual reports to shareholders provide additional information about the Funds. The SAI and the auditor's report and financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may get free copies of these materials, request other information about the Funds and other Loomis Sayles Investment Trust Funds, or make shareholder inquiries by contacting your financial adviser, by visiting the Loomis Sayles web site at http://www.loomissayles.com, or by calling Loomis Sayles toll-free at 888-226-9699.

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, DC. You may call the Commission at 202-942-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Funds on the EDGAR Database on the Commission's web site at http://www.sec.gov. You may obtain these reports and other information about the Funds, with payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102, or via e-mail (publicinfo@sec.gov). You may need to refer to the Funds' file number, which is listed at the bottom of this page.

Loomis Sayles Investment Trust
One Financial Center
Boston, MA 02111
888-226-9699
www.loomissayles.com


File No. 811-8282